Cover Page	Sep. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Entity Registrant Name	Hewlett Packard Enterprise Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37483
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	11445 Compaq Center West Drive,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(650)
Local Phone Number	687-5817
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001645590
Amendment Flag	false